REVENUE RECOGNITION (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Total revenues	$ 172,955	$ 177,283	$ 172,955
Product Sales [Member]
Total revenues		148,160	133,607
Nonrecurring Engineering [Member]
Total revenues		12,527	16,007
Product Maintenance Contracts [Member]
Total revenues		6,798	11,796
Professional Service Contracts [Member]
Total revenues		6,786	10,814
Software Licenses [Member]
Total revenues		1,758	255
Other [Member]
Total revenues		$ 1,254	$ 476